Selling, general and administrative expenses (Tables)	12 Months Ended
Jun. 30, 2021
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year ended June 30,
(in € thousands)	2019	2020	2021
Personnel-related expenses	(41,601)	(50,910)	(133,710)
Rental and other facility-related expenses	(1,786)	(932)	(2,197)
IT expenses	(2,733)	(4,567)	(6,636)
IPO preparation and transaction costs	—	(5,206)	(6,984)
Other	(5,918)	(4,812)	(7,624)
	(52,038)	(66,427)	(157,151)